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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.       Name and address of issuer:

         The Galaxy Fund
         One Financial Center
         Boston, MA 02111

2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

                Short-Term Bond Fund                                   Equity Income Fund
                Intermediate Government Income Fund                    Growth and Income Fund
                Corporate Bond Fund                                    Strategic Equity Fund
                Quality Plus Bond Fund                                 Equity Value Fund
                Tax-Exempt Bond Fund                                   Equity Growth Fund
                Connecticut Municipal Bond Fund                        Growth Fund II
                Massachusetts Municipal Bond Fund                      Small Cap Value Fund
                New Jersey Municipal Bond Fund                         Large Cap Value Fund
                New York Municipal Bond Fund                           Small Company Equity Fund
                Pennsylvania Municipal Bond Fund                       International Equity Fund
                Rhode Island Municipal Bond Fund                       Large Cap Growth Fund
                Intermediate Tax-Exempt Bond Fund                      Institutional Government Money Market Fund
                Connecticut Intermediate Municipal Bond Fund           Institutional Money Market Fund
                Florida Municipal Bond Fund                            Institutional Treasury Money Market Fund
                Massachusetts Intermediate Municipal Bond Fund         Prime Reserves
                Asset Allocation Fund                                  Government Reserves
                                                                       Tax-Exempt Reserves

3.       Investment Company Act File Number: 811-4636

         Securities Act File Number: 33-4806

4.       (a)      Last day of fiscal year for which this notice is filed: October 31, 2003

4.       (b) [_]  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                  Note: If the Form is being filed late, interest must be paid on the registration fee due.

4.       (c) [_]  Check box if this is the last time the issuer will be filing this Form.

5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the fiscal
                  year pursuant to section 24(f):                                              $25,686,853,014
                                                                                                --------------

         (ii)     Aggregate price of securities redeemed or repurchased
                  during the fiscal year:                                      $30,673,667,774
                                                                                --------------

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
         (iii)    Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees
                  payable to the Commission:                                      $3,868,258,217
                                                                                   -------------

         (iv)     Total available redemption credits [add Items 5(ii) and 5(iii)]:      -        $34,541,925,991
                                                                                                  --------------

         (v)      Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                                                $         n/a
                                                                                              ------------------

         (vi)     Redemption credits available for use in future years - if Item
                  5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5
                  (i)]:                                                          $(8,855,072,977)
                                                                                    -------------

         (vii)    Multiplier for determining registration fee:                          x              .00008090
                                                                                              ------------------

         (viii)   Registration fee due [multiply Item 5(v) by Item 5(vii)]
                  (enter "0" if no fee is due):                                         =    $                 0
                                                                                              ------------------
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities
         Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

7.       Interest due - if this Form is being filed more than 90 days after the end     +    $         n/a
         of the issuer's fiscal year:                                                         ------------------

8.       Total of the amount of the registration fee due plus any interest due
         [line 5(viii) plus line 7]:                                                    =    $         n/a
                                                                                              ------------------
9.       Date the registration fee and any interest payment was sent to the
         Commission's lockbox depository: n/a

         Method of Delivery:

              [_]   Wire Transfer
              [_]   Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By       /s/ Vicki L. Benjamin
         ---------------------------------------

         Vicki L. Benjamin
         ---------------------------------------

         Chief Accounting Officer and Controller
         ---------------------------------------

Date     January 23, 2004

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